OPERATIONS AND CORPORATE REORGANIZATION - Additional Information (Detail 3) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands															1 Months Ended				12 Months Ended
		Apr. 30, 2024	Apr. 19, 2024	Feb. 29, 2024	Dec. 18, 2023	Nov. 30, 2023		Oct. 26, 2023	Oct. 23, 2023	Jul. 27, 2023	Dec. 28, 2022	Dec. 23, 2022	Oct. 31, 2022	May 20, 2021	Apr. 30, 2024	Jan. 31, 2024	Dec. 31, 2023	Aug. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 01, 2023
Development of the Company
Other items of operating																			R$ 554,998	R$ 31,856
Dividends received																			1,161,439	1,452,898
Other cash receipts from sales of equity or debt instruments of other entities, classified as investing activities																			R$ 699,929
BancoItaú BBA SA [Member]
Development of the Company
Weighted Average Rate Use For Calculating Investment In Preferred Shares																			CDI + 1.25
Vale SA [Member]
Development of the Company
Dividend Receivable								R$ 6,738,000												R$ 54,698
Dividends received																			R$ 1,250,712
Dividend Receivable Per Share								R$ 1.565890809
Dividends And Interest On Equity Receivable								R$ 10,033
Distribution Of Interest On Equity Per Share								R$ 0.765770758		R$ 1.917008992
Distribution Of Interest On Equity								R$ 3,295		R$ 8,276,501
Amortisation period, intangible assets other than goodwill																			38 years
Vale SA [Member] | Financial Asset [Member]
Development of the Company
Percentage of share capital owned																	2.41%		2.41%
Percentage of interest in share capital acquired in spot market																	2.45%		2.45%
Consideration paid for acquisition in spot market																	R$ 1,669,686		R$ 1,669,686
Consideration paid for acquisition in private transaction																	R$ 1,642,426		R$ 1,642,426
Raizen S A [Member] | Bottom of range [member]
Development of the Company
License agreement renewal term														13 years
Cosan Oito SA [Member] | JP Morgan SA [Member]
Development of the Company
Percentage of financial investment acquired													3.14%
Cosan Oito SA [Member] | Vale SA [Member]
Development of the Company
Percentage of share capital owned	[1]	3.91%		4.65%		4.85%	[2]		4.85%				4.61%		3.91%	4.65%	4.65%	4.85%	4.65%
Percentage Of Share Capital Disposed																	0.21%
Premium Generated In Measurement Of Investment																					R$ 7,432,600
Period Of Average Return Rate						2 years
Maturities						30 years
Yield used to discount cash flows that do not vary based on returns on underlying items						3.50%
Percentage Of Debt Linked To Operation And Collar Derivatives																			100.00%
Income from the sale of investments																			R$ 68,573
Percentage of additional equity interests under right o acquire													1.60%
Gain/Loss Settlement Collar Financing		R$ 331,116		R$ 303,431		R$ 30,525			R$ 28,009							R$ 188,140	R$ 29,487	R$ 28,961
Investments accounted for using equity method																	R$ 15,662,485		R$ 15,662,485
Percentage of interest in share capital acquired in spot market		3.91%		3.91%		2.45%	[2]		1.75%				1.47%		3.91%	2.62%	2.45%	1.65%	2.45%
Consideration paid for acquisition in spot market						R$ 8,220,927	[2]						R$ 4,918,245
Percentage of interest in share capital acquired in private transaction				0.74%		2.40%	[2]		3.11%				3.14%			2.03%	2.20%	3.21%	2.20%
Consideration paid for acquisition in private transaction						R$ 8,053,154	[2]						R$ 11,117,824
Cosan Oito SA [Member] | Vale SA [Member] | Bottom of range [member]
Development of the Company
Weighted Average Cost Of Capital						10.00%
Cosan Oito SA [Member] | Vale SA [Member] | Top of range [member]
Development of the Company
Weighted Average Cost Of Capital						13.00%
Cosan Oito SA [Member] | Vale SA [Member] | Mining rights [member]
Development of the Company
Percentage of share capital owned																	4.65%		4.65%
Percentage Of Share Capital Disposed			0.74%		0.21%
Number Of Share Disposed In Investment In Affiliates					9,500
Percentage Of Direct Participation In Share Capital																			2.45%
Number Of Share Disposed In Investment			33,525
Percentage Of Debt Linked To Operation And Collar Derivatives			100.00%
Cosan Oito SA [Member] | Vale SA [Member] | Collar [Member]
Development of the Company
Percentage of share capital owned																	2.20%		2.20%
Percentage Of Debt Linked To Operation And Collar Derivatives															100.00%
Gain/Loss Settlement Collar Financing																			R$ 116,982
Percentage of interest in share capital acquired in private transaction													3.14%
Cosan Nove Participações SA [Member] | BancoItaú BBA SA [Member]
Development of the Company
Proportion of ownership interest in subsidiary											26.91%
Proceeds from sales of investments accounted for using equity method											R$ 4,115,000								4,115,000
Investments accounted for using equity method																	R$ 4,203,917		R$ 4,203,917
Cosan Nove Participações SA [Member] | Raizen S A [Member]
Development of the Company
Proportion of ownership interests held by non-controlling interests																			26.91%
Proportion of ownership interest in subsidiary																			39.15%
Cosan Dez Participações SA [Member] | Banco Bradesco BBI SA [Member]
Development of the Company
Proportion of ownership interest in subsidiary												23.30%
Proceeds from sales of investments accounted for using equity method												R$ 4,000,000							R$ 4,000,000
Investments accounted for using equity method																	R$ 4,201,215		R$ 4,201,215
Cosan Dez Participações SA [Member] | Compass Gas E Energia S A [Member]
Development of the Company
Proportion of ownership interests held by non-controlling interests																			23.20%
Proportion of ownership interest in subsidiary																			88.00%

[1]	Cosan’s stake in Vale’s total shares.
[2]	From December 1, 2023, due to the acquisition of significant influence, the Company reclassified its share of financial investment for Investment in associates.